SUBSEQUENT EVENTS (Details) - USD ($)		12 Months Ended
	Jan. 23, 2020	Dec. 31, 2019	Feb. 28, 2020	Jan. 08, 2020
Disclosure of subsequent events [Line Items]
Borrowings, maturity		P30D
Subsequent Events
Disclosure of subsequent events [Line Items]
Purchase price of shares		$ 289,144,606
Subsequent Events | Common stock
Disclosure of subsequent events [Line Items]
Percentage of voting equity interests acquired			100.00%
Subsequent Events | BAM Financial Corporation (BFC) | Common stock
Disclosure of subsequent events [Line Items]
Percentage of voting equity interests acquired			40.00%
Subsequent Events | Bancolombia Panama S.A. [Member] | Common stock
Disclosure of subsequent events [Line Items]
Percentage of voting equity interests acquired			60.00%
Subsequent Events | Senior Notes [Member]
Disclosure of subsequent events [Line Items]
Percentage of voting equity interests acquired				5.95%
Notes and debentures issued	$ 950,000,000,000
Borrowings, maturity	5
Borrowings, interest rate	3.00%